Concentrations, Risks and Uncertainties - Schedule of Revenue by Major Customers by Reporting (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Customer A [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	41.00%	39.00%	32.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	49.00%	31.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	49.00%	31.00%
Customer B [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage		24.00%	18.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	1.00%	7.00%
Customer C [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	28.00%	19.00%	45.00%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	24.00%	11.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	24.00%	11.00%
Customer D [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage		11.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage
Customer F [Member] | Cost of Goods and Service, Segment Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	13.00%
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	13.00%
Customer F [Member] | Accounts Receivable [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	13.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers by Reporting [Line Items]
Concentration of Risk, Percentage	7.00%	46.00%